Information on market risk and fair value of financial assets and liabilities (telecom activities) - Level 3 market values for financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	€ 109,650	€ 108,071
Assets at end of period	110,052	109,650
Operating segments [member] | Telecom activities, operating segment [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	105,807	104,196
Assets at end of period	106,347	105,807
Operating segments [member] | Telecom activities, operating segment [member] | Level 3 of fair value hierarchy [member] | Equity securities
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period	355
Gains (losses) taken to other comprehensive income	(4)
Acquisition (sale) of securities	37
Other	4
Assets at end of period	€ 392	€ 355